CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Cash Flows From Operating Activities:
Net income (loss)	$ (1,745,084)	$ 293,600
Adjustments to reconcile net (loss) income to net cash used in operating activities:
Interest earned on investments held in Trust Account	(447,906)	(2,877,576)
Changes in operating assets and liabilities:
Prepaid expenses	(21,165)	23,339
Related party payable	70,000
Accrued expenses and offering costs	1,474,806	98,834
Net Cash Used In Operating Activities	(669,349)	(2,461,803)
Cash Flows From Investing Activities:
Cash withdrawn from trust account		84,840,616
Cash deposited into Trust Account	(201,304)	(201,305)
Net Cash Used In Investing Activities	(201,304)	84,639,311
Cash Flows From Financing Activities:
Redemptions of Class A ordinary shares		(84,840,616)
Net Cash Provided By Financing Activities	1,160,000	(82,440,616)
Net change in cash	289,347	(263,108)
Cash at beginning of period	112,295	375,403
Cash at end of period	401,462	112,295
Supplemental disclosure of non-cash financing activities:
Remeasurement of Class A ordinary shares to redemption value	649,211	3,078,881
Conversion of Class B non-redeemable ordinary shares to Class A non-redeemable ordinary Shares		400
Convertible note payable
Cash Flows From Financing Activities:
Proceeds from note payable	360,000	700,000
Note payable - Sponsor
Cash Flows From Financing Activities:
Proceeds from note payable	$ 800,000	$ 1,700,000